SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 010
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
TELEFLEX 401(k) SAVINGS PLAN
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Year Ended December 31, 2025
Plan EIN# 23-1147939, Plan 010

	(b)	(c)	(e)
(a)	Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Current Value

	American Funds New Perspective Fund; Class R-6	Registered Investment Company	$3,571,269
	American Funds New World Fund; Class R6	Registered Investment Company	5,891,705
	Columbia Dividend Income: Institutional Shares	Registered Investment Company	21,462,108
	JPMorgan Small Cap Equity Fund; Class R6	Registered Investment Company	4,819,888
	JPMorgan Large Cap Growth Fund; Class R6	Registered Investment Company	45,565,154
	Metropolitan West Total Return Bond Fund; P Class	Registered Investment Company	15,575
	Touchstone Midcap R6	Registered Investment Company	12,072,352
	Vanguard Explorer Fund: Admiral Shares	Registered Investment Company	10,852,459
	Vanguard Extended Market Index Fund: Institutional Shares	Registered Investment Company	9,502,537
	Vanguard Federal Money Market Fund	Registered Investment Company	40,318,280
	Vanguard Inflation-Protected Securities Fund: Admiral Shares	Registered Investment Company	4,468,186
	Vanguard Institutional Index Fund	Registered Investment Company	65,839,554
	Vanguard International Growth: Admiral Shares	Registered Investment Company	15,464,400
	Vanguard Real Estate Index: Admiral Shares	Registered Investment Company	3,338,807
	Vanguard Small-Cap Index Fund: Admiral Shares	Registered Investment Company	8,748,520
	Vanguard Total Bond Market Index Fund Institutional Shares	Registered Investment Company	17,668,050
	Vanguard Total International Stock Index Fund Institutional Shares	Registered Investment Company	23,146,283
	Vanguard Total World Stock Index Fund: Admiral Shares	Registered Investment Company	11,784,375
	Fidelity Large Cap Growth Index	Registered Investment Company	10,405,354
	Vanguard Wellington Fund Admiral Shares	Registered Investment Company	29,474,140
	Victory Core Plus Intermediate Bond	Registered Investment Company	6,193,756
*	Teleflex Stock Fund	Unitized Stock Fund	21,634,975
	Vanguard Retirement Savings Trust III	Common Collective Trust Fund	22,167,336
	Vanguard Target Retirement 2020 II	Common Collective Trust Fund	4,240,581
	Vanguard Target Retirement 2025 II	Common Collective Trust Fund	23,376,516
	Vanguard Target Retirement 2030 II	Common Collective Trust Fund	38,282,948
	Vanguard Target Retirement 2035 II	Common Collective Trust Fund	65,003,993
	Vanguard Target Retirement 2040 II	Common Collective Trust Fund	54,199,396
	Vanguard Target Retirement 2045 II	Common Collective Trust Fund	58,126,874
	Vanguard Target Retirement 2050 II	Common Collective Trust Fund	45,562,858
	Vanguard Target Retirement 2055 II	Common Collective Trust Fund	39,658,991
	Vanguard Target Retirement 2060 II	Common Collective Trust Fund	22,094,311
	Vanguard Target Retirement 2065 II	Common Collective Trust Fund	6,370,282
	Vanguard Target Retirement 2070 II	Common Collective Trust Fund	1,548,566
	Vanguard Retirement Income Trust II	Common Collective Trust Fund	5,005,653
*	Participant Loans	Participant Loans at rates between 5.25% to 10.50% with various maturities through May 2055	8,131,154
			$766,007,186
*Party-in-interest.
Cost information not required as all investments are participant-directed.